ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

March 6, 2015

FILED VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Ultimus Managers Trust
  811-22680; 333-180308

Ladies and Gentleman:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of a Written Consent Solicitation of Shareholders in Lieu of Meeting, including a Shareholder Letter and Written Consent, to be furnished to shareholders of Ryan Labs Core Bond Fund, a series of Ultimus Managers Trust.

If you have any questions or comments concerning this filing, please telephone the undersigned at (513) 587-3451.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary